2. Loans: Allowance for Credit Losses on Financing Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Loans and Leases Receivable, Allowance, Beginning Balance	$ 33,500,000	$ 28,620,000	$ 24,680,789
Provision for loan losses	67,562,543	36,887,285	32,622,546
Allowance for Credit Losses, Charge-Offs	(63,673,242)	(42,017,880)	(38,024,773)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	11,110,699	10,010,595	9,341,438
Loans and Leases Receivable, Allowance, Ending Balance	48,500,000	33,500,000	28,620,000
Financing Receivable, Allowance for Credit Losses, Ending Balance	530,915,607	544,405,558	512,592,704
Financing Receivable, Collectively Evaluated for Impairment	$ 530,915,607	$ 544,405,558	$ 512,592,704